CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Cash Flows provided by/(used in) Operating Activities:
Net income/(loss)	$ 276,442	$ (1,753,533)	$ 1,088,149	$ 980,938
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) Operating activities:
Depreciation and amortization of deferred dry-docking costs	177,378	1,904,963	897,171	637,611
Amortization and write-off of deferred finance charges	0	599,087	6,628	0
Amortization of other deferred charges	0	112,508	31,066	0
Deferred revenue amortization	0	(430,994)	(119,006)	0
Convertible debentures' interest settled in common stock	0	57,773	0	0
Amortization and write-off of convertible notes beneficial conversion feature	0	532,437	0	0
Provision for doubtful accounts	0	37,103	0	0
Shareholders' deemed interest contribution	0	0	62,500	0
Changes in operating assets and liabilities:
Accounts receivable trade	(668,520)	(1,122,836)	454,488	340,152
Inventories	3,167	(571,284)	(86,004)	(14,111)
Due from/to related parties	86,645	(797,805)	(582,952)	(166,815)
Prepaid expenses and other assets	(10,603)	(885,828)	(320,055)	(15,537)
Dry-dock costs paid	0	(1,308,419)	0	(784,474)
Other deferred charges	0	26,494	(198,364)	0
Accounts payable	210,888	584,527	129,201	(71,621)
Accrued liabilities	25,001	625,894	384,827	(3,437)
Deferred revenue	47,708	46,104	564,313	0
Net Cash provided by/(used in) Operating Activities	148,106	(2,343,809)	2,311,962	902,706
Cash flow used in Investing Activities:
Vessel acquisitions and other vessel improvements	0	(35,472,173)	(17,227,436)	0
Net cash used in Investing Activities	0	(35,472,173)	(17,227,436)	0
Cash flows provided by Financing Activities:
Gross proceeds from issuance of common stock and warrants	0	39,053,325	2,625,590	0
Common stock issuance expenses paid	0	(3,710,394)	(305,889)	0
Proceeds from long-term debt and convertible debentures	0	9,500,000	11,000,000	0
Repayment of long-term debt	0	(2,050,000)	0	0
Proceeds from related party debt	0	0	12,500,000	0
Repayment of related party debt	0	0	(7,500,000)	0
Payment of deferred financing costs	0	(608,985)	(232,568)	0
Net cash provided by Financing Activities	0	42,183,946	18,087,133	0
Net increase in cash, cash equivalents, and restricted cash	148,106	4,367,964	3,171,659	902,706
Cash, cash equivalents and restricted cash at the beginning of the year/period	1,739,174	5,058,939	1,887,280	836,468
Cash, cash equivalents and restricted cash at the end of the year/period	1,887,280	9,426,903	5,058,939	1,739,174
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash and cash equivalents	1,887,280	8,926,903	4,558,939	1,739,174
Restricted cash	0	500,000	500,000	0
Cash, cash equivalents and restricted cash at the end of the year/period	1,887,280	9,426,903	5,058,939	1,739,174
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest	0	654,555	0	0
Shares issued in connection with the settlement of the $5.0 million Convertible Debentures	0	5,057,773	0	0
Shares issued in connection with the Series A Preferred Shares Settlement Agreement	0	0	967,800	0
Series A Preferred Stock dividend waived accounted as deemed contribution	0	0	3,379,589	0
Preferred shareholders' deemed contribution pursuant to the Series A Preferred Stock Amendment Agreement, net of expenses	0	0	112,637	0
Shareholder's deemed contribution pursuant to the $7.5 million Bridge Loan	0	0	62,500	0
Unpaid vessel acquisition and other vessel improvement costs (included in Accounts payable and Accrued liabilities)	0	657,204	33,344	0
Unpaid deferred financing costs (included in Accounts payable)	0	0	17,000	0
Unpaid deferred dry-dock costs (included in Accounts payable and Accrued liabilities)	$ 0	$ 907,685	$ 0	$ 0